Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 246,246	$ 194,913	$ 171,854
Related party revenues	3,678	1,865	3,662
License and Service
Disaggregation of Revenue [Line Items]
Total revenue	183,317	129,745	86,647
Subscription services
Disaggregation of Revenue [Line Items]
Total revenue	120,889	100,614	81,505
Subscription services | Total revenues from subscription
Disaggregation of Revenue [Line Items]
Total revenue	120,889	100,614	81,505
Term-license
Disaggregation of Revenue [Line Items]
Total revenue	62,428	29,131	5,142
Term-license | Total revenues from subscription
Disaggregation of Revenue [Line Items]
Total revenue	62,428	29,131	5,142
Perpetual license and other
Disaggregation of Revenue [Line Items]
Total revenue	34,169	42,136	59,175
Professional services
Disaggregation of Revenue [Line Items]
Total revenue	$ 28,760	$ 23,032	$ 26,032